Inventories	9 Months Ended
Sep. 30, 2020
Inventories
Inventories

4.   Inventories

At September 30, 2020 and December 31, 2019, inventories consisted of the following:

Inventories

in € THOUS

	September 30,	December 31,
	2020	2019

Finished goods	1,097,886	940,407
Health care supplies	443,026	399,585
Raw materials and purchased components	236,381	227,654
Work in process	119,724	95,632
Inventories	1,897,017	1,663,278